UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	November 16, 2009

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      15
Form 13F Information Table Value Total:      $80173

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
AMERICAN STRATEGIC INCM		COM		030098107	955	85236	SH		SOLE			85236
AMERICAN STRATEGIC INCM II	COM		030099105	901	88043	SH		SOLE			88043
AMERICAN STRATEGIC INCM III	COM		03009T101	2658	281846	SH		SOLE			281846
CREDIT SUISSE ASSET MGMT INC	COM		224916106	5273	1637466	SH		SOLE			1637466
KVH INDUSTRIES INC		COM		482738101	14327	1434118	SH		SOLE			1434118
OPNET TECHNOLOGIES INC		COM		683757108	5827	533157	SH		SOLE			533157
PFIZER INCORPORATED		COM		717081103	8498	513503	SH		SOLE			513503
PUTNAM MANAGED MUN INCM TR   	SH BEN INT	746823103	5726	838366	SH		SOLE			838366
PUTNAM MUN OPPTYS TR		SH BEN INT	746922103	368	32090	SH		SOLE			32090
QAD INCORPORATED        	COM		74727D108	10027	2203648	SH		SOLE			2203648
RMR ASIA REAL ESTATE FUND NEW	COM BEN INT	76970B101	3023	174728	SH		SOLE			174728
TECUMSEH PRODUCTS CO		CL A		878895200	7694	679124	SH		SOLE			679124
TECUMSEH PRODUCTS CO		CL B		878895101	3580	314011	SH		SOLE			314011
TEJON RANCH CO DEL		COM		879080109	7064	275074	SH		SOLE			275074
TOLLGRADE COMMUNICATIONS INC	COM		889542906	4251	656091	SH		SOLE			656091